Share Based Compensation	6 Months Ended
Jun. 30, 2013
Share Based Compensation [Abstract]
Share Based Compensation

10.Share Based Compensation

A summary of the activity for non-vested share awards is as follows:

	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2012	532,333	$8.430
Granted	34,000	$6.110
Vested	(35,998)	$11.027
Non-vested, June 30, 2013	530,335	$8.143

On February 4, 2013, the Company granted 34,000 non-vested share awards, with a grant date fair value of $6.11 per share. Such non-vested shares will vest ratably in annual installments over a two-year period commencing on December 31, 2013.

The remaining unrecognized compensation cost amounting to $2,759,088 as of June 30, 2013, is expected to be recognized over the remaining period of 1.4 years, according to the contractual terms of those non-vested share awards.

Share based compensation amounted to $558,339 and $991,453 for the six months ended June 30, 2012 and 2013, respectively, and is included in general and administrative expenses.